UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Blvd., Suite 111
Colorado Springs, CO  80920
 (Address of principal executive offices)(zip code)

Michael G. Willis
The Willis Group
1155 Kelly Johnson Blvd., Suite 111
Colorado Springs, CO  80920
(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1.  Schedules of Investments

Total Investment System
Schedule of Portfolio Investments
June 30, 2012 (Unaudited)

Security Description	Shares or Principal Amount	Fair Value
Investment Companies - 99.9%
E.I.I. International Property Fund, Class I	109,132	$1,745,026
Fidelity Select Materials Portfolio	30,965	2,029,450
First Eagle Global Fund, Class I	11,610	551,805
First Eagle Overseas Fund, Class I	37,412	805,103
Franklin Mutual European Fund, Class Z	8,464	166,566
ICON Energy Fund, Class S	68,027	1,188,435
Natixis Loomis Sayles Global Equity and Income Fund, Class Y	82,487	1,337,119
Nuveen Real Estate Securities Fund, Class Y	60,420	1,302,059
Oppenheimer International Bond Fund, Class Y	80,031	504,193
Van Eck International Investors Gold Fund, Class I	44,674	858,625
Vanguard Energy Fund, Admiral Shares	17,288	1,827,825
Vanguard Inflation-Protected Securities Fund, Admiral Shares	84,463	2,422,390
Total Investment Companies (Cost $12,294,833)		14,738,596

Short-Term Investments - 0.1%
Fidelity Institutional Treasury Portfolio, Class I, 0.010%(a)	$24,443	$24,443

Total Short-Term Investments (Cost $24,443)		24,443

Total Investments - 100.0% (Cost $12,319,276)		14,763,039

Liabilities in Excess of Other Assets – (0.0)%(b)		(5,718)

NET ASSETS - 100.0%		$14,757,321

(a)	Variable rate security; the rate shown represents the rate at June 30, 2012.
(b)	Rounds to less than 0.05%.

See Notes to the Schedules of Investments.

Total Index System
Schedule of Portfolio Investments
June 30, 2012 (Unaudited)

Security Description	Shares or Principal Amount	Fair Value
Exchange Traded Funds - 80.5%
Energy Select Sector SPDR Fund	11,633	$772,082
First Trust NASDAQ-100 Equal Weighted Index Fund	13,000	325,000
Guggenheim S&P 500 Equal Weight ETF	16,000	792,320
iShares Barclays 1-3 Year Treasury Bond Fund	100	8,437
iShares Barclays TIPS Bond Fund	300	35,910
iShares S&P Global Energy Sector Index Fund	4,185	151,790
Market Vectors Agribusiness ETF	14,500	718,910
PowerShares FTSE RAFI U.S. 1000 Portfolio	8,655	503,462
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	7,370	475,439
PowerShares WilderHill Clean Energy Portfolio	4,000	17,680
SPDR Barclays Capital International Treasury Bond ETF	434	25,667
SPDR Barclays Capital TIPS ETF	500	29,800
SPDR S&P Oil & Gas Equipment & Services ETF	6,000	184,260
SPDR S&P Oil & Gas Exploration & Production ETF	4,000	201,600
Vanguard Energy ETF	12,200	1,186,938
Vanguard Global ex-U.S. Real Estate ETF	30,000	1,429,800
Vanguard Information Technology ETF	5,000	343,650
Vanguard Materials ETF	18,000	1,399,500
Vanguard REIT ETF	20,700	1,354,401
WisdomTree Commodity Country Equity Fund	20,000	566,430
WisdomTree Global Natural Resources Fund	7,993	178,476
Total Exchange Traded Funds (Cost $9,038,104)		10,701,552

Exchange Traded Notes - 17.8%
ETRACS UBS Bloomberg CMCI Gold ETN*	26,976	1,136,229
ETRACS UBS Bloomberg CMCI Silver ETN*	10,000	377,000
iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN*	10,000	851,376
Total Exchange Traded Notes (Cost $2,321,796)		2,364,605

Short-Term Investments - 1.8%
Fidelity Institutional Treasury Portfolio, Class I, 0.010%(a)	$238,085	$238,085

Total Short-Term Investments (Cost $238,085)		238,085

Total Investments - 100.1% (Cost $11,597,985)		13,304,242

Liabilities in Excess of Other Assets - (0.1)%		(9,641)

NET ASSETS - 100.0%		$13,294,601

*	Non-income producing
(a)	Variable rate security; the rate shown represents the rate at June 30, 2012.

See Notes to the Schedules of Investments.

GIANT 5 FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2012
(Unaudited)

1. ORGANIZATION

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.  The trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of schedules of portfolio investments in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments.  Actual results could differ from those estimates.

SECURITY VALUATION

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees.  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their net asset value per share (“NAV”), which will, in turn, be used in calculating the Funds’ NAV.  If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in timely fashion for the Fund’s NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:

At June 30, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes for the Giant 5 Total Investment System and Giant 5 Total Index System were as follows:

	Giant 5	Giant 5
	Total Investment	Total Index
	System	System

Cost of Investments	$12,332,429	$11,597,985

Gross unrealized appreciation	$5,758,887	$2,093,489
Gross unrealized depreciation	(3,328,277)	(387,232)
Net unrealized appreciation on investments	$2,430,610	$1,706,257

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis).  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of accretion of premium or discount.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪	Level 1 – quoted prices for active markets for identical securities.
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Giant 5 Total Investment System

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Companies	$14,738,596	$-	$-	$14,738,596
Short-Term Investments	24,443	-	-	24,443
Total	$14,763,039	$-	$-	$14,763,039

Giant 5 Total Index System

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange Traded Funds	$10,701,552	$-	$-	$10,701,552
Exchange Traded Notes	2,364,605	-	-	2,364,605
Short-Term Investments	238,085	-	-	238,085
Total	$13,304,242	$-	$-	$13,304,242

The Giant 5 Funds did not hold any Level 2 or Level 3 securities during the quarter ended June 30, 2012.

With respect to the Funds, there were no transfers into and out of any Level during the current period presented. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended June 30, 2012 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

Date: August 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer)
Date: August 1, 2012

/s/ Michael G. Willis
By: Michael G. Willis
(Principal Financial Officer)
Date: August 1, 2012